Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Basic—
Net income attributable to NHI shareholders	¥ 3,213	¥ 67,642	¥ 51,700	¥ 210,158
Weighted average number of shares outstanding	3,094,089,105	3,056,897,704	3,085,218,332	3,051,543,718
Net income attributable to NHI shareholders per share	¥ 1.04	¥ 22.13	¥ 16.76	¥ 68.87
Diluted—
Net income attributable to NHI shareholders	¥ 3,202	¥ 67,625	¥ 51,645	¥ 210,117
Weighted average number of shares outstanding	3,179,898,312	3,143,092,237	3,177,220,033	3,131,423,608
Net income attributable to NHI shareholders per share	¥ 1.01	¥ 21.52	¥ 16.25	¥ 67.10